Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	Harmony Energy Technologies Corporation
Entity Central Index Key	0001901297
Entity Tax Identification Number	83-2756695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	165 Broadway
Entity Address, Address Line Two	FL 23
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	212
Local Phone Number	602-1188
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false